Property and Equipment, Net (Details) - Schedule of composition of assets, grouped by major classification - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,248	$ 2,195
Less - accumulated depreciation and amortization	(2,073)	(2,036)
Property and equipment, net	175	159
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,977	1,902
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	157	157
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	87	109
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27	$ 27